Bridge Builder Small/Mid Cap Value Fund
Bridge Builder Small/Mid Cap Value Fund
Investment Objective
The investment objective of Bridge Builder Small/Mid Cap Value Fund (the “Fund” or the “Small/Mid Cap Value Fund”) is to provide capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bridge Builder Small/Mid Cap Value Fund Bridge Builder Small/Mid Cap Value Fund
Management Fees	0.64%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	0.81%
Less Waivers	(0.19%)	[1]
Net Annual Fund Operating Expenses	0.62%
[1]	Olive Street Investment Advisers, LLC (the "Adviser") has contractually agreed, until at least October 28, 2017, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund's Sub-advisers. This contractual agreement may only be changed or eliminated before October 28, 2017 with the approval of the Board of Trustees (the "Board"). Such waivers are not subject to reimbursement by the Fund.

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 28, 2017).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Bridge Builder Small/Mid Cap Value Fund | Bridge Builder Small/Mid Cap Value Fund | USD ($)	63	240	431	984

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small and mid capitalization companies and other instruments, such as certain investment companies (see below), that seek to track the performance of securities of small and mid capitalization companies. The Fund defines small and mid capitalization companies as companies whose market capitalizations typically fall within the range of the Russell MidCap Index and the Russell 2000® Index (as of June 30, 2016, companies with capitalizations less than approximately $25 billion). While the Fund primarily invests in equity securities of small and mid capitalization companies, it may also invest in securities of large capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in futures and in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund follows an investing style that favors value investments.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.

Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of the Fund’s investment portfolio.

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently allocates Fund assets for each investment strategy to the following Sub-advisers: Advisory Research, Inc. (“Advisory Research”); BlackRock Investment Management, LLC (“BlackRock”); Boston Partners Global Investors, Inc. (“Boston Partners”); Silvercrest Asset Management Group LLC (“Silvercrest”); and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”).  As of November 1, 2016, LSV Asset Management ("LSV") will also serve as a Sub-adviser to the Fund.  The Adviser may adjust allocations to the Sub-advisers or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub-advisers at any time. Below is a summary of each Sub-adviser’s principal investment strategies.

Advisory Research’s Principal Investment Strategies

Advisory Research primarily invests in equity securities of small cap companies. Advisory Research uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that Advisory Research believes are profitable, undervalued on a price to book basis, and exhibit low levels of leverage. Advisory Research invests primarily in equity securities of U.S. issuers, which may include companies that are located outside the U.S. but issue equity securities that are publicly traded on a U.S. exchange.

BlackRock’s Principal Investment Strategies

BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segments of the United States market for publicly traded equity securities as represented by the Russell Midcap® Value Index, which tracks the performance of mid capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small capitalization companies.

Boston Partners’ Principal Investment Strategies

Boston Partners primarily invests in medium capitalization companies. Boston Partners uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy is designed to identify companies with attractive valuation, sound business fundamentals, and improving business momentum. The Boston Partners strategy seeks to add value through bottom-up stock selection.

LSV's Principal Investment Strategies

LSV will begin acting as a Sub-adviser to the Fund on November 1, 2016. LSV will primarily invest in medium capitalization companies.  LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.

Silvercrest’s Principal Investment Strategies

Silvercrest primarily invests in small capitalization companies. These companies typically possess, in the opinion of the portfolio manager, one or more of the following attributes:

● Business that results in relatively consistent longer-term earning and cash flow growth;

● Franchise/asset value that may make the company attractive to potential acquirers;

● Cyclically depressed earnings and/or cash flow that has potential for improvement; or

● A catalyst that will promote recognition of the company’s undervalued status.

Vaughan Nelson’s Principal Investment Strategies

Vaughan Nelson primarily invests in medium capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

● Companies earning a positive return on capital with stable-to-improving returns;

● Companies valued at a discount to their asset value; and

● Companies with an attractive and sustainable dividend level.

Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares varies as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You may lose money by investing in the Fund. The principal risks affecting the Fund that can cause a decline in value are:

●	Active Management Risk. A significant portion of the Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

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American Depositary Receipts or Global Depositary Receipts Risk. ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. securities they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

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Counterparty Risk. When the Fund enters into an investment contract, such as a derivative, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

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Currency Risk. As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, adversely affecting the value of the Fund.

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Derivatives Risk. An investment in derivatives (such as futures contracts) may not perform as anticipated by the Sub-advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives is also subject to market risk and liquidity risk, each of which is described below.

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Equity Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions and/or economic conditions.

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Foreign Securities Risk. The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

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Investment Company and Exchange Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

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Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

●	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

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Larger Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities, or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

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Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

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Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub-advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. Because portions of the Fund’s assets are managed by different Sub-advisers using different styles, the Fund could engage in overlapping or conflicting securities transactions. Overlapping transactions could lead to multiple Sub-advisers purchasing the same or similar securities at the same time, potentially leading to the Fund holding a more concentrated position in these securities. Conversely, certain Sub-advisers may be purchasing securities at the same time other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

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Passive Management Risk. Because the portion of the Fund allocated to BlackRock is managed so that its total return closely corresponds with that of the Russell Midcap® Value Index and the Russell 2000® Value Index, the Fund faces a risk of poor performance if either index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise either index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in either index..

●	Real Estate Investment Trusts Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

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Redemption Risk. The Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

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Regulatory and Judicial Risk. The regulation of security transactions in the United States is a rapidly changing area of law. Securities markets are subject to legislative, regulatory and judicial actions which could have a substantial adverse effect on the Fund’s performance.

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Smaller Company Risk. Investments in smaller capitalization companies (including medium capitalization and small capitalization companies) may have greater risks, as these companies may have less operating history, narrower product or customer markets, and fewer managerial and financial resources than more established companies. Smaller capitalization stocks may be more volatile and have less liquidity.

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Value Style Risk. The Fund is managed primarily in a value investment style. Value stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Value stocks are believed to be undervalued relative to their projected underlying profitability.

Performance
As of the date of this Prospectus, the Fund does not have a full calendar year (January 1 to December 31) of performance to compare against a broad measure of market performance. Accordingly, performance information is not provided at this time. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. See the Fund’s website www.bridgebuildermutualfunds.com for updated performance information. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.